Contingent Liabilities and Commitments (Details) - Dec. 31, 2018 ₪ in Thousands, $ in Thousands	ILS (₪)	USD ($)
Disclosure of finance lease and operating lease by lessee [line items]
Operating Lease Obligations | ₪	₪ 10,932
USD [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Operating Lease Obligations | $		$ 3,073
1- 3 Years [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Operating Lease Obligations | ₪	3,369
1- 3 Years [Member] | USD [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Operating Lease Obligations | $		947
4- 5 Years [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Operating Lease Obligations | ₪	2,179
4- 5 Years [Member] | USD [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Operating Lease Obligations | $		612
More than 5 Years [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Operating Lease Obligations | ₪	₪ 5,385
More than 5 Years [Member] | USD [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Operating Lease Obligations | $		$ 1,513